INCOME TAXES (Details 4) - Unrecognized deductible temporary differences [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Tax losses carried forward	$ 18,974	$ 24,229
Share issue costs	1,144	1,352
Plant, equipment and mining properties	263	170
Capitalized to exploration and evaluation assets	1,248	1,237
Investments	(400)	(1,273)
Reclamation provision	0	0
Unrecognized deductible temporary differences	$ 21,229	$ 25,715